Financial risk management - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
DEBT COMMITMENTS
Trade and other payables	$ 196.1	$ 229.0
Long-term debt	397.0	396.0
Interest payable on long-term debt	90.0	120.0
Total debt commitments	886.9	1,578.0
New Afton
DEBT COMMITMENTS
Non-current financial liabilities	0.0	659.0
Rainy River gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	257.5	217.0
Accounts Payable excluding current portion of Gold Stream Obligation
DEBT COMMITMENTS
Trade and other payables	139.4	182.0
Principle of Long Term Debt
DEBT COMMITMENTS
Long-term debt	400.0	$ 400.0
Less than 1 year
DEBT COMMITMENTS
Trade and other payables	139.4
Long-term debt	0.0
Interest payable on long-term debt	30.0
Total debt commitments	213.4
Less than 1 year | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	0.0
Less than 1 year | Rainy River gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	44.0
Between 1 and 3 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	400.0
Interest payable on long-term debt	60.0
Total debt commitments	549.0
Between 1 and 3 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	0.0
Between 1 and 3 years | Rainy River gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	89.0
4-5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	0.0
Interest payable on long-term debt	0.0
Total debt commitments	54.6
4-5 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	0.0
4-5 years | Rainy River gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	54.6
After 5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	0.0
Interest payable on long-term debt	0.0
Total debt commitments	69.9
After 5 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	0.0
After 5 years | Rainy River gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	$ 69.9